Prepaid Assets (Tables)	6 Months Ended
Sep. 30, 2022
Other Assets [Abstract]
Schedule of prepaid assets
	As of September 30,	As of March 31,
	2022	2022
Prepayments for advertising or marketing	$3,258,771	$5,485,325
Prepayment of celebrity endorsement fee	44,445	141,774
Total	$3,303,216	$5,627,099